PEOPLENET INTERNATIONAL CORPORATION
5201 Great America Parkway, Suite 239
Santa Clara, California 95054

September 30, 2005

Securities and Exchange Commission
Washington, D.C. 20549

Ladies and Gentlemen:

In response to comments from your staff's letter dated August 18, 2005, we have made changes to the MD&A section of our annual report for the year ended December 31, 2004, and are hereby filing the attached Form 10-KSB/A.  There is no change to the financial statements and the accompanying notes.

We have also sent to you by courier, a letter with all of our responses along with a marked copy of the Form 10-KSB/A for your perusal.

Sincerely,

PeopleNet International Corporation

Benedict Van
Chief Executive Officer